Share Purchase Warrants (Details) - Schedule of Share Purchase Warrants were Outstanding - Oct. 31, 2023		$ / shares shares	$ / shares shares
Share Purchase Warrants (Details) - Schedule of Share Purchase Warrants were Outstanding [Line Items]
Number of warrants outstanding		384,369	384,369
Number of shares to be issued from the exercise of warrants	[1]	826,781	826,781
Number of warrants outstanding [Member]
Share Purchase Warrants (Details) - Schedule of Share Purchase Warrants were Outstanding [Line Items]
Number of warrants outstanding		8,333	8,333
Number of shares to be issued from the exercise of warrants		8,333	8,333
Exercise price (in Dollars per share) | (per share)		$ 97.33	$ 135
Exercise price (USD) (in Dollars per share) | (per share)		$ 97.33	$ 135
Expiry date		Apr. 22, 2024	Apr. 22, 2024
Number of shares to be issued from the exercise of warrants [Member]
Share Purchase Warrants (Details) - Schedule of Share Purchase Warrants were Outstanding [Line Items]
Number of warrants outstanding		1,923	1,923
Number of shares to be issued from the exercise of warrants		1,923	1,923
Exercise price (in Dollars per share) | (per share)		$ 243.75	$ 243.75
Exercise price (USD) (in Dollars per share) | (per share)		$ 243.75	$ 243.75
Expiry date		Nov. 17, 2027	Nov. 17, 2027
Exercise price [Member]
Share Purchase Warrants (Details) - Schedule of Share Purchase Warrants were Outstanding [Line Items]
Number of warrants outstanding		124,038	124,038
Number of shares to be issued from the exercise of warrants		566,450	566,450
Exercise price (in Dollars per share) | (per share)		$ 5.124	$ 5.124
Exercise price (USD) (in Dollars per share) | (per share)		$ 5.124	$ 5.124
Expiry date		Apr. 06, 2028	Apr. 06, 2028
Exercise price (USD) [Member]
Share Purchase Warrants (Details) - Schedule of Share Purchase Warrants were Outstanding [Line Items]
Number of warrants outstanding		75	75
Number of shares to be issued from the exercise of warrants		75	75
Exercise price (in Dollars per share) | (per share)		$ 1,297.67	$ 1,800
Exercise price (USD) (in Dollars per share) | (per share)		$ 1,297.67	$ 1,800
Expiry date		Nov. 23, 2024	Nov. 23, 2024
Expiry date [Member]
Share Purchase Warrants (Details) - Schedule of Share Purchase Warrants were Outstanding [Line Items]
Number of warrants outstanding		250,000	250,000
Number of shares to be issued from the exercise of warrants		250,000	250,000
Exercise price (in Dollars per share) | (per share)		$ 9	$ 9
Exercise price (USD) (in Dollars per share) | (per share)		$ 9	$ 9
Expiry date		Sep. 17, 2028	Sep. 17, 2028

[1]	See note 19(b).